Note 18 - 401(k) Plan	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Retirement Benefits [Text Block]

18. 401(k) Plan

The Company sponsors a 401(k) plan that stipulates that eligible employees can elect to contribute to the 401(k) plan, subject to certain limitations. Pursuant to the 401(k) plan, the Company makes a matching contribution of up to 4% of the related compensation. Under the vesting schedule, employees have ownership in the matching employer contributions based on the number of years of vesting service completed. Company contributions were $0.3 million and $0.4 million for the years ended December 31, 2022 and 2021, respectively.